Financial income (expense), net - Schedule of other financial results (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Financial Results [Abstract]
Amortized cost	$ (7,880)	$ (1,649)	$ (1,810)
Net changes in foreign exchange rate	(144)	(453)	18,458
Discount of assets and liabilities at present value	(23,652)	933	2,137
Changes in the fair value of financial assets	18,471	14,120	19,437
Interest expense on lease liabilities	(3,320)	(3,093)	(2,894)
Discount for well plugging and abandonment	(2,434)	(1,312)	(2,387)
Other taxes interest	(55,101)	0	0
Remeasurement in borrowings	0	0	(72,044)
Others	(14,123)	14,855	(26,381)
Total other financial results	$ (88,183)	$ 23,401	$ (65,484)